Consolidated statement of cash flows - ZAR (R) R in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Cash generated by operations		R 18,726	R 40,746	R 67,784
Deferred revenue advance received		935	24	65
Post-retirement health care payments		0	(1)	(1)
Cash-settled share-based payments paid		(637)	(272)	(240)
Payment of Marikana dividend obligation		(191)	(225)	(162)
Additional deferred/contingent payments relating to acquisition of a business		(3,733)	(4,545)	(1,754)
Change in working capital		1,750	386	2,455
Total cash generated by operations		16,850	36,113	68,147
Interest received		998	682	960
Interest paid		(1,304)	(1,118)	(781)
Royalties and carbon tax paid		(922)	(1,815)	(3,055)
Tax paid		(3,209)	(8,866)	(14,839)
Dividends paid		(5,318)	(9,453)	(18,176)
Net cash from operating activities		7,095	15,543	32,256
Cash flow from investing activities
Additions to property, plant and equipment		(22,411)	(15,899)	(12,740)
Proceeds on disposal of property, plant and equipment		168	191	80
Acquisition of subsidiaries, net of cash acquired		471	(1,132)	0
Dividends received		449	564	1,020
Additions to other investments		(658)	(772)	(1,803)
Disposals of other investments		202	0	0
Acquisition of equity-accounted investment		(396)	(92)	(446)
Contributions to environmental rehabilitation funds		(185)	(86)	(72)
Payment of deferred/contingent payment		0	(185)	(577)
Contributions to enterprise development fund		0	(10)	(65)
Cash outflow on loss of control of subsidiaries		0	(58)	0
Proceeds on disposal of subsidiary			72	25
Proceeds from environmental rehabilitation funds		322	33	10
Net cash used in investing activities		(22,038)	(17,374)	(14,568)
Cash flow from financing activities
Loans raised		14,431	8,000	20,651
Loans repaid		(1,323)	(8,003)	(20,252)
Lease payments		(219)	(131)	(112)
Acquisition of NCI	[1]	1,009	3,363	128
Proceeds from NCI on rights issue		1,096	0	0
Share buy-back		0	0	(8,503)
Net cash from/(used) in financing activities		12,976	(3,497)	(8,344)
Net (decrease)/increase in cash and cash equivalents		(1,967)	(5,328)	9,344
Effect of exchange rate fluctuations on cash held		1,451	1,112	708
Cash and cash equivalents at beginning of the year		26,076	30,292	20,240
Cash and cash equivalents at end of the year		R 25,560	R 26,076	R 30,292

[1]	The acquisition of NCI relates to the cash consideration paid with the voluntary offer to the NCI of Keliber (R103 million) and acquisition of the remaining 49.85% interest in
Century after control was obtained (R906 million)